UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ShareInVest Research L.P.
Address:          c/o The Millburn Corporation
                  1270 Avenue of the Americas
                  New York, New York  10020

Form 13F File Number: 28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth P. Pearlman
Title:   Principal of ShareInVest Research L.P.
Phone:   212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman        New York, New York                 May 7, 2004

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)



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[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A
























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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           39

Form 13F Information Table Value Total:     $145,620
                                           (thousands)

List of Other Included Managers:               None























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
                           FORM 13F INFORMATION TABLE

     COLUMN 1                    COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6     COLUMN 7        COLUMN 8
     --------                   --------       --------    --------    ----------------    ----------    --------   ----------------
                                                            VALUE      SHRS OR SH/ PUT/    INVESTMENT     OTHER     VOTING AUTHORITY
   NAME OF ISSUER              TITLE OF CLASS   CUSIP      (X$1000)    PRN AMT PRN CALL    DISCRETION    MANAGERS   SOLE SHARED NONE
   --------------              --------------  ---------   --------    ----------------    ----------    --------   ----------------
ALLIANCE GAMING CORP               COM NEW     01859P609      4,961     154,400 SH              Sole       N/A      154,400
AMERICAN AXLE & MFG HLDGS INC        COM       024061103      9,054     245,700 SH              Sole       N/A      245,700
AMERICAN EAGLE OUTFITTERS NEW        COM       02553E106      5,249     194,750 SH              Sole       N/A      194,750
ANNTAYLOR STORES CORP                COM       036115103      3,039      71,000 SH              Sole       N/A       71,000
BEST BUY INC                         COM       086516101      1,621      31,350 SH              Sole       N/A       31,350
BOYDS COLLECTION LTD                 COM       103354106        386     153,900 SH              Sole       N/A      153,900
CARMAX, INC                          COM       143130102      1,292      44,234 SH              Sole       N/A       44,234
CENTEX CORP                          COM       152312104      4,476      82,800 SH              Sole       N/A       82,800
CIT GROUP                            COM       125581108      6,274     164,900 SH              Sole       N/A      164,900
COVENANT TRANS INC                  CL A       22284P105      1,891     104,900 SH              Sole       N/A      104,900
CBRL GROUP INC                       COM       12489V106      2,378      60,000 SH              Sole       N/A       60,000
DOLLAR GEN CORP                      COM       256669102      2,467     128,500 SH              Sole       N/A      128,500
DOLLAR TREE STORES INC               COM       256747106      1,737      56,300 SH              Sole       N/A       56,300
ETHAN ALLEN INTERIORS INC            COM       297602104      2,255      54,650 SH              Sole       N/A       54,650
FURNITURE BRANDS INTL INC            COM       360921100         64       2,000 SH              Sole       N/A        2,000
GAP INC DEL                          COM       364760108      3,847     175,500 SH              Sole       N/A      175,500
GENENTECH INC                      COM NEW     368710406     16,392     154,900 SH              Sole       N/A      154,900
GRUPO TMM S A DE CV             SP ADR A SHS   40051D105        234      84,300 SH              Sole       N/A       84,300
HEARTLAND EXPRESS INC                COM       422347104      4,057     178,025 SH              Sole       N/A      178,025
HUMANA INC                           COM       444859102      1,255      66,000 SH              Sole       N/A       66,000
HUNT J B TRANS SVCS INC              COM       445658107      4,359     154,800 SH              Sole       N/A      154,800
KNIGHT TRANSN INC                    COM       499064103      5,213     218,298 SH              Sole       N/A      218,298
LOWES COS INC                        COM       548661107      6,287     112,000 SH              Sole       N/A      112,000
MAGNA ENTMT CORP                    CL A       559211107      1,979     329,900 SH              Sole       N/A      329,900
MAXIM INTEGRATED PRODS INC           COM       57772K101      5,524     117,600 SH              Sole       N/A      117,600
MEDTRONIC INC                        COM       585055106      5,424     113,600 SH              Sole       N/A      113,600
MGM MIRAGE                           COM       552953101        771      17,000 SH              Sole       N/A       17,000
OLD DOMINION FREIGHT LINE INC        COM       679580100      3,706     109,650 SH              Sole       N/A      109,650
OVERNITE CORP                        COM       690322102        890      38,700 SH              Sole       N/A       38,700
RARE HOSPITALITY INTL INC            COM       753820109      9,706     349,750 SH              Sole       N/A      349,750
RYANAIR HLDGS PLC               SPONSORED ADR  783513104      4,739     138,600 SH              Sole       N/A      138,600
STAPLES INC                          COM       855030102      6,998     275,997 SH              Sole       N/A      275,997
SUPERTEX INC                         COM       868532102        729      43,700 SH              Sole       N/A       43,700
SWIFT TRANSN CO                      COM       870756103      1,544      89,300 SH              Sole       N/A       89,300
TALBOTS INC                          COM       874161102      3,149      88,000 SH              Sole       N/A       88,000
TOLL BROTHERS INC.                   COM       889478103      1,427      31,400 SH              Sole       N/A       31,400
TWEETER HOME ENTMT GROUP INC         COM       901167106      4,131     437,600 SH              Sole       N/A      437,600
URBAN OUTFITTERS INC                 COM       917047102      4,941     102,800 SH              Sole       N/A      102,800
VISHAY INTERTECHNOLOGY INC           COM       928298108      1,184      55,000 SH              Sole       N/A       55,500

TOTAL                                                       145,620

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